Unaudited Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Cash flows from operating activities
Net loss	[1],[2]	$ (543,878)		$ (341,543)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization expense	[1]	22,769		53,204
Warranty provisions	[1]	8,697		34,616
Impairment of inventory	[1]	31,682		11,795
Finance income	[1]	(8,077)		(12,489)
Finance expense	[1]	199,278		94,963
Fair value change - Earn-out rights	[1],[2]	(139,638)		(232,995)
Fair value change - Class C Shares	[1],[2]	(2,500)		(10,750)
Income tax expense	[1]	14,315		5,331
Share of losses in associates	[1]	4,350		0
Loss on derecognition and disposal of property, plant, and equipment and intangible assets	[1]	0		2,070
Litigation provisions	[1]	2,784		0
Other provisions	[1]	15,826		14,873
Unrealized exchange gain on trade payables	[1]	(5,629)		(5,022)
Other non-cash expense and income	[1]	7,627		7,397
Change in operating assets and liabilities:
Inventories	[1]	160,813		(189,201)
Contract liabilities	[1]	24,204		26,955
Trade receivables, prepaid expenses, and other assets	[1]	98,623		60,334
Trade payables, accrued expenses, and other liabilities	[1]	(3,196)		(138,705)
Interest received	[1]	5,606		12,489
Interest paid	[1]	(146,199)		(48,667)
Taxes paid	[1]	(15,128)		(11,401)
Cash used for operating activities	[1]	(267,671)		(666,746)
Cash flows from investing activities
Additions to property, plant, and equipment	[1]	(83,884)		(42,948)
Additions to intangible assets	[1]	(133,049)		(237,930)
Additions to investment in associates	[1]	(34,300)		0
Additions to other non-current assets	[1]	(21,490)		0
Proceeds from sale of property, plant, and equipment	[1]	34		1,710
Cash used for investing activities	[1]	(272,689)		(279,168)
Cash flows from financing activities
Change in restricted deposits	[1]	0		0
Proceeds from short-term borrowings	[1]	388,420		1,678,381
Proceeds from long-term borrowings	[1]	952,754		0
Repayments of borrowings	[1]	(867,249)		(598,953)
Repayments of lease liabilities	[1]	(12,534)		(11,571)
Cash provided by financing activities	[1]	461,391		1,067,857
Effect of foreign exchange rate changes on cash and cash equivalents	[1]	(20,384)		(38,408)
Net (decrease) increase in cash and cash equivalents	[1]	(99,353)		83,535
Cash and cash equivalents at the beginning of the period	[1]	768,264		973,877
Cash and cash equivalents at the end of the period	[1]	$ 668,911	[3]	$ 1,057,412

[1]	1 - Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.
[2]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.
[3]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.